SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 10 – SHARE-BASED COMPENSATION

For share-based awards granted, we have recognized compensation expense based on the estimated grant date fair value method. For these awards we have recognized compensation expense using a straight-line amortization method and reduced for estimated forfeitures. The impact on our results of operations of recording share-based compensation for the year ended December 31, 2021 and 2020 was as follows:

	Year Ended December 31,
	2021	2020
(in thousands)
Cost of goods sold	$57	$44
Research and development	303	371
Selling, general and administrative	878	1,052
Total share-based compensation	$1,238	$1,467

An immaterial amount of share-based compensation was capitalized into inventory as overhead for the years ended December 31, 2021 and 2020, respectively.

The following table summarizes stock option activity under our stock option plans for the twelve months ended December 31:

	2021			2020
	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years

Outstanding at beginning of year	25,000	$4.98		25,000	$4.98
Granted	-	-		-	-
Exercised	(12,500)	4.98		-	-
Cancelled, Expired or
Forfeited	-	-		-	-
Outstanding at end of year	12,500	$4.98	3.33	25,000	$4.98	4.33

Vested or expected to vest at the end of the period	12,166	$4.98	3.33	24,068	$4.98	4.33
Exercisable at end of year	3,125	$4.98	3.33	9,375	$4.98	4.33

The aggregate intrinsic value of outstanding options is $0. There were no stock option awards exercised in 2020.

Restricted stock award activity including performance-based stock award activity under our share-based compensation plan was as follows:

	2021		2020
	Awards	Weighted - Average Grant Date Fair Value	Awards	Weighted - Average Grant Date Fair Value
Outstanding at beginning of year	643,228	$4.16	536,403	$5.44
Granted	262,001	5.95	383,951	3.02
Vested	(272,952)	4.56	(230,901)	5.16
Cancelled	(8,500)	4.15	(46,225)	4.58
Outstanding at end of year	623,777	$4.73	643,228	$4.16

During the years ended December 31, 2021 and 2020, 85,264 and 55,687 shares respectively were withheld from issuance related to restricted stock units vesting and stock option exercises to cover employee taxes and stock options exercise price.

The remaining unamortized expected future compensation expense and remaining amortization period associated with unvested option grants and restricted stock awards are:

	December 31, 2021	December 31, 2020

Unamortized future compensation expense	$2,300,286	$2,017,501
Remaining weighted average amortization period in years	2.57	2.35